As filed with the Securities and Exchange Commission on June 27, 2019

Securities Act File No. 333-170122

Investment Company File No. 811-22487

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549
________________

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 456	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 458	☒

(Check appropriate box or boxes)
________________

DBX ETF TRUST
(Exact name of Registrant as specified in its charter)
________________

345 Park Avenue
New York, New York 10154
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 250-2500

________________

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and Address of Agent for Service)

Copy to: Stuart Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036
________________

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 26, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 420 to its Registration Statement until July 26, 2019. Parts A, B and C of Registrant’s Post-Effective Amendment No. 420 under the Securities Act of 1933 and Amendment No. 422 under the Investment Company Act of 1940, filed on June 1, 2018 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 27th day of June, 2019.

DBX ETF TRUST

By: /s/Freddi Klassen
 Freddi Klassen
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Stephen R. Byers*
Stephen R. Byers	Trustee and Chairman	June 27, 2019

/s/George O. Elston*
George O. Elston	Trustee	June 27, 2019

/s/Michael Gilligan
Michael Gilligan	Trustee, Treasurer, Chief Financial Officer and Controller	June 27, 2019

/s/Freddi Klassen
Freddi Klassen	President and Chief Executive Officer	June 27, 2019

/s/J. David Officer*
J. David Officer	Trustee	June 27, 2019

*By: /s/Freddi Klassen		June 27, 2019
Freddi Klassen (attorney-in-fact)**

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 376, as filed on December 21, 2016 to the Registration Statement.